UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5361

Variable Insurance Products Fund V
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2011

This report on Form N-CSR relates solely to the Registrant's Money Market Portfolio series (the "Fund").

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Money Market Portfolio

Annual Report

December 31, 2011

Contents

Performance	(Click Here)	How the fund has done over time.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2011	Past 1 year	Past 5 years	Past 10 years
VIP Money Market Portfolio - Initial Class	0.11%	1.84%	2.10%
VIP Money Market Portfolio - Service Class	0.03%	1.74%	1.99%
VIP Money Market Portfolio - Service Class 2	0.01%	1.64%	1.87%
VIP Money Market Portfolio - Investor Class A	0.09%	1.81%	2.07%

A The initial offering of Investor Class shares took place on July 21, 2005. Returns prior to July 21, 2005 are those of Initial Class. Had Investor Class's transfer agent fee been reflected, returns prior to July 21, 2005 would have been lower.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period* July 1, 2011 to December 31, 2011
Initial Class	.26%
Actual		$ 1,000.00	$ 1,000.40	$ 1.31
Hypothetical A		$ 1,000.00	$ 1,023.89	$ 1.33
Service Class	.32%
Actual		$ 1,000.00	$ 1,000.10	$ 1.61**
Hypothetical A		$ 1,000.00	$ 1,023.59	$ 1.63**
Service Class 2.33%
Actual		$ 1,000.00	$ 1,000.10	$ 1.66**
Hypothetical A		$ 1,000.00	$ 1,023.54	$ 1.68**
Investor Class	.28%
Actual		$ 1,000.00	$ 1,000.30	$ 1.41
Hypothetical A		$ 1,000.00	$ 1,023.79	$ 1.43

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Service Class	.35%
Actual		$1.76
Hypothetical A		$1.79
Service Class 2.50%
Actual		$2.52
Hypothetical A		$2.55

Annual Report

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 12/31/11	% of fund's investments 6/30/11	% of fund's investments 12/31/10
1 - 7	29.0	39.1	31.7
8 - 30	28.5	17.7	17.3
31 - 60	17.7	16.7	22.7
61 - 90	8.5	15.2	11.1
91 - 180	8.2	7.5	8.2
> 180	8.1	3.8	9.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	12/31/11	6/30/11	12/31/10
VIP Money Market Portfolio	53 Days	43 Days	55 Days
All Taxable Money Market Funds Average*	41 Days	41 Days	45 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	12/31/11	6/30/11	12/31/10
VIP Money Market Portfolio	98 Days	96 Days	90 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of December 31, 2011	As of June 30, 2011
Commercial Paper 21.0%	Commercial Paper 15.4%
Bank CDs, BAs, TDs, and Notes 50.8%	Bank CDs, BAs, TDs, and Notes 49.8%
Municipal Securities 8.3%	Municipal Securities 9.2%
Government Securities† 10.1%	Government Securities 2.7%
Repurchase Agreements 11.8%	Repurchase Agreements 20.7%
Other Investments 0.4%	Other Investments 2.0%
Net Other Assets** (2.4)%	Net Other Assets 0.2%

† Includes Federal Financing Bank Supported Student Loan Short-Term Notes

* Source: iMoneyNet, Inc.

** Net Other Assets are not included in the pie chart.

Annual Report

Investments December 31, 2011

Showing Percentage of Net Assets

Certificates of Deposit - 43.1%
	Yield (a)	Principal Amount	Value
Domestic Certificates Of Deposit - 0.3%
Branch Banking & Trust Co.
2/13/12 to 5/3/12	0.30 to 0.35%	$ 8,000,000	$ 8,000,000
London Branch, Eurodollar, Foreign Banks - 8.1%
ABN AMRO Bank NV
1/4/12 to 1/9/12	0.49 to 0.60	22,000,000	22,000,022
Australia & New Zealand Banking Group Ltd.
6/6/12	0.61	4,000,000	4,000,000
Commonwealth Bank of Australia
3/22/12	0.32	14,000,000	14,000,157
HSBC Bank PLC
2/9/12 to 5/31/12	0.38 to 0.55	36,000,000	36,000,000
National Australia Bank Ltd.
2/1/12 to 5/2/12	0.30 to 0.52	107,000,000	107,000,025
			183,000,204
New York Branch, Yankee Dollar, Foreign Banks - 34.7%
Bank of Montreal
1/9/12 to 1/4/13	0.25 to 0.62 (d)	33,000,000	33,012,467
Bank of Montreal Chicago CD Program
9/26/12 to 10/29/12	0.44 to 0.48 (d)	24,000,000	24,000,000
Bank of Nova Scotia
11/1/12 to 1/10/13	0.47 to 0.69 (d)	42,000,000	42,015,471
Bank of Tokyo-Mitsubishi UFJ Ltd.
1/4/12 to 3/28/12	0.20 to 0.50	82,000,000	82,000,126
Canadian Imperial Bank of Commerce New York Branch
1/11/12 to 12/17/12	0.44 to 0.57 (d)	88,000,000	88,012,741
Credit Suisse New York Branch
2/17/12 to 2/21/12	0.44 to 0.47	45,000,000	45,000,000
Deutsche Bank AG New York Branch
1/3/12	0.25	8,000,000	8,000,000
DnB NOR Bank ASA
1/20/12 to 3/2/12	0.37 to 0.52	20,000,000	19,999,633
Mitsubishi UFJ Trust & Banking Corp.
1/25/12 to 2/27/12	0.45 to 0.52	24,000,000	24,000,000
National Bank Canada
7/6/12	0.38 (d)	7,000,000	7,000,000
Nordea Bank AB
2/3/12	0.68 (d)	1,000,000	1,000,075
Nordea Bank Finland PLC
1/13/12 to 3/1/12	0.35 to 0.50	49,000,000	49,000,000
Rabobank Nederland New York Branch
3/12/12 to 6/8/12	0.33 to 0.55 (d)	77,000,000	77,000,000
Royal Bank of Canada
12/31/12	0.73 (d)	27,000,000	27,000,000
Sumitomo Mitsui Banking Corp.
1/4/12 to 4/2/12	0.19 to 0.55	113,000,000	113,000,000
Sumitomo Trust & Banking Co. Ltd.
1/6/12 to 1/23/12	0.30 to 0.32	24,000,000	24,000,000

	Yield (a)	Principal Amount	Value
Svenska Handelsbanken
2/3/12 to 3/1/12	0.40 to 0.49%	$ 37,000,000	$ 37,000,138
Toronto-Dominion Bank
11/7/12	0.47 (d)	20,000,000	20,000,000
Toronto-Dominion Bank New York Branch
1/12/12 to 11/14/12	0.36 to 0.62 (d)	24,000,000	24,000,000
UBS AG
1/12/12 to 1/30/12	0.44 to 0.45	40,000,000	40,000,000
			785,040,651
TOTAL CERTIFICATES OF DEPOSIT			976,040,855
Commercial Paper - 21.0%

ASB Finance Ltd. (London)
3/23/12 to 5/22/12	0.58 to 0.68 (d)	50,000,000	49,931,540
Barclays Bank PLC
1/23/12 to 1/27/12	0.79 (b)	23,000,000	23,000,000
Barclays Bank PLC/Barclays US CCP Funding LLC
1/3/12 to 1/23/12	0.32	14,000,000	13,998,756
Caisse d'Amort de la Dette Sociale
5/25/12	0.43 (b)(d)	7,000,000	6,999,700
Citigroup Funding, Inc.
1/13/12 to 2/2/12	0.50	48,000,000	47,985,278
Commonwealth Bank of Australia
5/3/12 to 6/15/12	0.50 to 0.62	22,000,000	21,950,432
Credit Suisse New York Branch
2/28/12	0.45	24,000,000	23,982,600
CVS Caremark Corp.
1/3/12	0.46	1,000,000	999,974
Danske Corp.
1/3/12 to 1/4/12	0.25	22,000,000	21,999,646
Deutsche Bank Financial LLC
1/3/12	0.25	12,000,000	11,999,833
Devon Energy Corp.
1/5/12 to 1/19/12	0.45 to 0.46	7,000,000	6,999,170
DnB NOR Bank ASA
2/28/12	0.47	16,000,000	15,987,884
Duke Energy Corp.
2/2/12	0.45	1,000,000	999,600
Ecolab, Inc.
1/9/12	0.62	3,000,000	2,999,587
Exelon Corp.
1/17/12	0.40	1,000,000	999,822
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)
1/5/12 to 1/12/12	0.35 to 0.36	7,000,000	6,999,372
Commercial Paper - continued
	Yield (a)	Principal Amount	Value
Nationwide Building Society
1/4/12 to 1/27/12	0.40 to 0.41%	$ 25,000,000	$ 24,996,256
Nordea North America, Inc.
2/14/12 to 2/17/12	0.44	10,000,000	9,994,439
Rabobank USA Financial Corp.
1/12/12	0.32	7,000,000	6,999,316
Sempra Global
1/17/12 to 1/25/12	0.42 to 0.45	6,000,000	5,998,560
Sheffield Receivables Corp. (Barclays Bank PLC Guaranteed)
1/12/12	0.35	11,000,000	10,998,824
Skandinaviska Enskilda Banken AB
1/4/12 to 1/13/12	0.37 to 0.40	25,000,000	24,998,119
Svenska Handelsbanken, Inc.
1/31/12	0.39	9,000,000	8,997,075
Swedbank AB
2/10/12	0.46	9,000,000	8,995,400
Texas Instruments International Management Co. S.a.r.L.
7/9/12	0.43	1,000,000	997,757
Thermo Fisher Scientific, Inc.
1/11/12 to 1/27/12	0.42 to 0.45	9,000,000	8,998,232
UBS Finance, Inc.
2/21/12 to 2/29/12	0.45 to 0.53	61,000,000	60,954,054
Verizon Communications, Inc.
1/27/12	0.47 (d)	10,000,000	10,000,000
Virginia Electric & Power Co.
1/4/12 to 1/10/12	0.40 to 0.43	10,000,000	9,999,505
Westpac Banking Corp.
4/5/12 to 4/10/12	0.39 (d)	24,000,000	24,000,000
TOTAL COMMERCIAL PAPER			474,760,731
U.S. Government and Government Agency Obligations - 0.3%

Other Government Related - 0.3%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)

1/25/12 to 1/26/12	0.20 (c)	8,000,000	7,999,089
Federal Agencies - 3.7%

Fannie Mae - 1.0%
4/2/12	0.20	22,000,000	21,988,756
Federal Home Loan Bank - 2.7%
2/6/12 to 11/28/12	0.17 to 0.41	61,000,000	60,999,304
TOTAL FEDERAL AGENCIES			82,988,060
U.S. Treasury Obligations - 6.1%
	Yield (a)	Principal Amount	Value
U.S. Treasury Bills - 0.1%
2/9/12	0.30%	$ 3,000,000	$ 2,999,017
U.S. Treasury Notes - 6.0%
2/15/12 to 12/15/12	0.11 to 0.35	133,000,000	134,482,057
TOTAL U.S. TREASURY OBLIGATIONS			137,481,074
Master Notes - 0.7%

Royal Bank of Scotland PLC
1/17/12	0.69 (d)(g)	16,000,000	16,000,000
Medium-Term Notes - 7.0%

Commonwealth Bank of Australia
2/10/12	0.45 (b)(d)	7,000,000	7,000,000
Metropolitan Life Insurance Co.
3/29/12	0.70 (d)(g)	10,000,000	10,000,000
Royal Bank of Canada
1/4/13	0.44 (d)	21,000,000	20,994,279
12/31/12 to 1/14/13	0.42 to 0.74 (b)(d)	50,000,000	50,000,000
Westpac Banking Corp.
4/2/12 to 6/14/12	0.37 to 0.49 (b)(d)	71,000,000	71,000,000
TOTAL MEDIUM-TERM NOTES			158,994,279
Asset-Backed Securities - 0.4%

GE Equipment Transportation LLC
7/20/12	0.29	6,735,201	6,735,201
Huntington Auto Trust 2011-1
9/17/12	0.36 (b)	1,495,597	1,495,597
TOTAL ASSET-BACKED SECURITIES			8,230,798
Municipal Securities - 8.3%

ABAG Fin. Auth. for Nonprofit Corps. Rev. (Valley Christian Schools Proj.) Series 2003, LOC Bank of America NA, VRDN
1/6/12	0.10 (d)	6,980,000	6,980,000
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 F, LOC Citibank NA, VRDN
1/6/12	0.09 (d)	15,600,000	15,600,000
California Gen. Oblig. Series 2003 C1, LOC Bank of America NA, VRDN
1/6/12	0.10 (d)	6,200,000	6,200,000
Municipal Securities - continued
	Yield (a)	Principal Amount	Value
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series 2005 H, LOC Bank of America NA, VRDN
1/6/12	0.10% (d)	$ 9,700,000	$ 9,700,000
California Health Facilities Fing. Auth. Rev. (Scripps Health Proj.) Series 2008 E, LOC Bank of America NA, VRDN
1/6/12	0.10 (d)	5,650,000	5,650,000
California Hsg. Fin. Agcy. Multifamily Hsg. Rev. Series 2008 B, (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN
1/6/12	0.08 (d)(e)	13,830,000	13,830,000
Clark County Fuel Tax Participating VRDN Series BA 08 1171, (Liquidity Facility Bank of America NA)
1/6/12	0.16 (d)(f)	11,135,000	11,135,000
Colorado Hsg. Fin. Auth. Single Family Mtg. Rev. Series 2008 A3, (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN
1/6/12	0.11 (d)(e)	10,000,000	10,000,000
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1988, VRDN
1/3/12	0.50 (d)(e)	1,900,000	1,900,000
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, LOC U.S. Bank NA, Minnesota, VRDN
1/6/12	0.10 (d)	6,700,000	6,700,000
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2005 H, LOC U.S. Bank NA, Minnesota, VRDN
1/6/12	0.05 (d)	10,000,000	10,000,000
Houston Util. Sys. Rev. Series 2004 B1, LOC Bank of America NA, VRDN
1/6/12	0.13 (d)	1,400,000	1,400,000
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, LOC Royal Bank of Scotland PLC, VRDN
1/6/12	0.21 (d)	7,200,000	7,200,000
Indiana Edl. Facilities Auth. Rev. (Franklin College Proj.) Series 2003, LOC JPMorgan Chase Bank, VRDN
1/6/12	0.20 (d)	8,075,000	8,075,000
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A, tender, CP mode
1/3/12	0.65 (e)	5,000,000	5,000,000
New York City Gen. Oblig. Series 2004 A6, LOC Mizuho Corporate Bank Ltd., VRDN
1/6/12	0.07 (d)	14,475,000	14,475,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Cape Fear Valley Health Sys. Proj.) Series 2008 A1, LOC Branch Banking & Trust Co., VRDN
1/6/12	0.09 (d)	28,000,000	28,000,000
Ohio Air Quality Dev. Auth. Rev. (Dayton Pwr. & Lt. Co. Proj.) Series 2008 B, LOC JPMorgan Chase Bank, VRDN
1/6/12	0.07 (d)(e)	9,000,000	9,000,000

	Yield (a)	Principal Amount	Value
Palm Beach County Rev. (The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, LOC Bank of America NA, VRDN
1/6/12	0.20% (d)	$ 1,100,000	$ 1,100,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 A3, LOC JPMorgan Chase Bank, VRDN
1/6/12	0.07 (d)(e)	13,000,000	13,000,000
South Carolina Jobs-Econ. Dev. Auth. (AnMed Health Proj.) Series 2009 A, LOC Branch Banking & Trust Co., VRDN
1/6/12	0.09 (d)	2,250,000	2,250,000
TOTAL MUNICIPAL SECURITIES			187,195,000
Repurchase Agreements - 11.8%
	Maturity Amount
In a joint trading account at 0.1% dated 12/30/11 due 1/3/12 (Collateralized by (U.S. Government Obligations)) #	$ 869,010	869,000
With:
Barclays Capital, Inc. at 0.29%, dated 12/27/11 due 1/3/12 (Collateralized by Equity Securities valued at $2,160,152)	2,000,113	2,000,000
Credit Suisse Securities (USA) LLC at:
0.8%, dated 11/2/11 due 2/1/12 (Collateralized by Corporate Obligations valued at $8,406,699, 2.13%, 5/1/14)	8,016,178	8,000,000
0.9%, dated:
10/19/11 due:
1/12/12 (Collateralized by Mortgage Loan Obligations valued at $3,246,241, 0.77% - 2.64%, 6/25/36 - 8/25/37)	3,006,375	3,000,000
1/19/12 (Collateralized by Mortgage Loan Obligations valued at $3,246,503, 0.47% - 2.64%, 6/25/36 - 4/25/47)	3,006,900	3,000,000
1/26/12 (Collateralized by Mortgage Loan Obligations valued at $3,246,880, 0.47% - 0.55%, 12/25/35 - 4/25/47)	3,007,425	3,000,000
12/8/11 due 1/23/12 (Collateralized by Mortgage Loan Obligations valued at $8,645,968, 0.38% - 6%, 4/25/36 - 7/25/46)	8,009,200	8,000,000
0.91%, dated 10/24/11 due 2/3/12 (Collateralized by Corporate Obligations valued at $2,164,527, 0.44% - 5.5%, 8/25/34 - 11/25/36)	2,005,157	2,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Credit Suisse Securities (USA) LLC at: - continued
0.92%, dated 10/24/11 due 2/10/12 (Collateralized by Corporate Obligations valued at $2,163,712, 0.42% - 7%, 1/25/36 - 2/25/37)	$ 2,005,571	$ 2,000,000
0.94%, dated 10/27/11 due 2/17/12 (Collateralized by Corporate Obligations valued at $4,328,257, 1.09% - 8.31%, 5/1/32 - 8/25/37)	4,011,802	4,000,000
0.96%, dated 10/31/11 due 2/24/12 (Collateralized by Corporate Obligations valued at $2,167,460, 0.52% - 7%, 11/25/35 - 11/25/46)	2,006,187	2,000,000
1%, dated 11/23/11 due 2/21/12 (Collateralized by Corporate Obligations valued at $2,163,933, 1% - 5.69%, 12/25/35 - 11/25/36)	2,005,000	2,000,000
ING Financial Markets LLC at:
0.17%, dated 10/11/11 due 1/6/12 (Collateralized by U.S. Government Obligations valued at $7,212,615, 2.5% - 7%, 5/1/26 - 12/25/41)	7,002,975	7,000,000
0.21%, dated 12/19/11 due 1/6/12 (Collateralized by U.S. Government Obligations valued at $7,143,126, 3.31% - 3.45%, 4/1/41 - 10/1/41)	7,001,225	7,000,000
0.23%, dated:
8/4/11 due 1/6/12 (Collateralized by U.S. Government Obligations valued at $4,123,759, 2.5% - 5.5%, 7/15/29 - 12/25/41)	4,004,600	4,000,000
8/18/11 due 1/6/12 (Collateralized by U.S. Government Obligations valued at $7,215,761, 2.5% - 7%, 5/1/26 - 12/25/41)	7,007,424	7,000,000
12/12/11 due 1/6/12 (Collateralized by U.S. Government Obligations valued at $7,195,964, 3% - 7%, 5/1/26 - 8/15/41)	7,001,342	7,000,000
0.24%, dated 11/7/11 due 1/6/12 (Collateralized by U.S. Government Obligations valued at $14,288,274, 2.5% - 7%, 5/1/26 - 12/25/41)	14,008,867	14,000,000
0.37%, dated 12/12/11 due 1/6/12 (Collateralized by Corporate Obligations valued at $6,301,193, 5.45% - 8.63%, 1/15/12 - 8/15/20)	6,001,850	6,000,000

	Maturity Amount	Value
0.52%, dated 10/20/11 due 1/6/12 (Collateralized by Corporate Obligations valued at $1,052,023, 5.88% - 8.63%, 1/15/12 - 11/15/29)	$ 1,001,300	$ 1,000,000
J.P. Morgan Clearing Corp. at:
0.6%, dated 10/24/11 due 1/23/12 (Collateralized by Equity Securities valued at $11,970,100)	11,016,683	11,000,000
0.69%, dated 7/27/11 due 1/23/12 (Collateralized by Equity Securities valued at $10,903,200)	10,034,500	10,000,000
0.75%, dated 10/24/11 due 4/23/12 (Collateralized by Equity Securities valued at $5,442,503)	5,018,958	5,000,000
J.P. Morgan Securities, Inc. at:
0.21%, dated 12/30/11 due 1/3/12 (Collateralized by Equity Securities valued at $40,000,248)	36,000,840	36,000,000
0.51%, dated 12/30/11 due 1/3/12 (Collateralized by Mortgage Loan Obligations valued at $35,641,273, 0.87% - 7.29%, 7/15/24 - 5/25/35)	33,001,870	33,000,000
0.53%, dated 12/19/11 due 1/6/12 (Collateralized by Mortgage Loan Obligations valued at $5,401,424, 5.35% - 5.54%, 9/15/39 - 11/10/45)	5,002,208	5,000,000
0.75%, dated 9/28/11 due 3/26/12 (Collateralized by Mortgage Loan Obligations valued at $4,330,262, 5.35% - 5.64%, 4/10/38 - 11/10/45)	4,015,000	4,000,000
Mizuho Securities USA, Inc. at:
0.45%, dated 12/16/11 due 1/6/12 (Collateralized by Equity Securities valued at $4,348,153)	4,001,600	4,000,000
0.47%, dated 12/19/11 due 1/6/12 (Collateralized by Corporate Obligations valued at $4,312,533, 3.5% - 4.5%, 4/15/12)	4,001,619	4,000,000
RBC Capital Markets Co. at:
0.54%, dated 10/6/11 due 1/4/12 (Collateralized by Mortgage Loan Obligations valued at $4,326,432, 0.48% - 6.16%, 1/25/35 - 7/25/37)	4,005,400	4,000,000
0.59%, dated 10/20/11 due 1/6/12 (Collateralized by Mortgage Loan Obligations valued at $2,931,804, 0.45% - 0.64%, 12/20/34 - 6/25/37)	2,002,950	2,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
RBC Capital Markets Co. at: - continued
0.74%, dated: 12/12/11 due 1/6/12 (Collateralized by Corporate Obligations valued at
$2,199,957, 7.2% - 8.5%, 5/15/19 - 8/1/19)	$ 2,003,741	$ 2,000,000
12/12/11 due 1/6/12 (Collateralized by Corporate Obligations valued at $4,202,157, 0% - 5.63%, 12/21/36 - 7/1/47)	4,007,482	4,000,000
RBC Capital Markets Corp. at 0.2%, dated 9/14/11 due 1/6/12 (Collateralized by U.S. Government Obligations valued at $11,290,882, 0.65% - 6%, 1/1/16 - 12/20/41)	11,011,122	11,000,000
RBS Securities, Inc. at 0.52%, dated 12/28/11 due 1/4/12 (Collateralized by U.S. Government Obligations valued at $17,510,740, 0.33% - 1.47%, 2/16/44 - 8/16/51)	17,001,719	17,000,000
Royal Bank of Scotland PLC at 0.52%, dated 12/28/11 due 1/4/12 (Collateralized by U.S. Government Obligations valued at $8,164,672, 3.57% - 3.87%, 9/15/46 - 10/15/51)	8,000,809	8,000,000
UBS Securities LLC at:
0.51%, dated 10/5/11 due 1/6/12 (Collateralized by Corporate Obligations valued at $3,243,397, 10.5%, 3/1/14)	3,004,080	3,000,000
0.52%, dated 10/26/11 due 1/6/12 (Collateralized by Corporate Obligations valued at $2,162,154, 7.5%, 11/7/19)	2,002,600	2,000,000
0.6%, dated:
11/22/11 due 1/6/12 (Collateralized by Corporate Obligations valued at $2,101,470, 0.91% - 10.5%, 3/1/14 - 6/7/17)	2,003,033	2,000,000
11/23/11 due 1/6/12 (Collateralized by Corporate Obligations valued at $3,242,215, 6.88% - 7.5%, 1/17/18 - 11/7/19)	3,004,500	3,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
Wells Fargo Securities, LLC at 0.47%, dated 10/11/11 due 1/6/12 (Collateralized by Corporate Obligations valued at $4,193,597, 0% - 4.7%, 3/1/12 - 1/15/21)	$ 4,004,700	$ 4,000,000
TOTAL REPURCHASE AGREEMENTS		266,869,000
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $2,316,558,886)		2,316,558,886
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(55,299,085)
NET ASSETS - 100%	$ 2,261,259,801
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $159,495,297 or 7.1% of net assets.

(c) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $7,999,089, or 0.3% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,000,000 or 1.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Metropolitan Life Insurance Co. 0.7%, 3/29/12	3/26/02	$ 10,000,000
Royal Bank of Scotland PLC 0.69%, 1/17/12	12/16/11	$ 16,000,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$869,000 due 1/03/12 at 0.10%
Mizuho Securities USA, Inc.	$ 869,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011

Assets
Investment in securities, at value (including repurchase agreements of $266,869,000) - See accompanying schedule: Unaffiliated issuers (cost $2,316,558,886)		$ 2,316,558,886
Receivable for fund shares sold		11,097,515
Interest receivable		1,872,882
Prepaid expenses		5,121
Other receivables		16,036
Total assets		2,329,550,440

Liabilities
Payable to custodian bank	$ 491
Payable for investments purchased	46,004,022
Payable for fund shares redeemed	21,672,004
Distributions payable	8,528
Accrued management fee	338,870
Distribution and service plan fees payable	35,764
Other affiliated payables	166,392
Other payables and accrued expenses	64,568
Total liabilities		68,290,639

Net Assets		$ 2,261,259,801
Net Assets consist of:
Paid in capital		$ 2,261,285,304
Accumulated undistributed net realized gain (loss) on investments		(25,503)
Net Assets		$ 2,261,259,801

Statement of Assets and Liabilities - continued

December 31, 2011

Initial Class: Net Asset Value, offering price and redemption price per share ($972,295,052 ÷ 972,426,250 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($179,652,321 ÷ 179,652,966 shares)	$ 1.00

Service Class 2: Net Asset Value, offering price and redemption price per share ($171,208,112 ÷ 171,196,996 shares)	$ 1.00

Investor Class: Net Asset Value, offering price and redemption price per share ($938,104,316 ÷ 937,934,762 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2011

Investment Income
Interest		$ 8,343,673

Expenses
Management fee	$ 3,918,432
Transfer agent fees	1,864,026
Distribution and service plan fees	609,504
Accounting fees and expenses	215,746
Custodian fees and expenses	54,765
Independent trustees' compensation	8,358
Registration fees	2,860
Audit	50,104
Legal	7,775
Interest	12
Miscellaneous	17,740
Total expenses before reductions	6,749,322
Expense reductions	(342,825)	6,406,497
Net investment income (loss)		1,937,176
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		33,505
Net increase in net assets resulting from operations		$ 1,970,681

Statement of Changes in Net Assets

	Year ended December 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,937,176	$ 3,816,857
Net realized gain (loss)	33,505	(73,446)
Net increase in net assets resulting from operations	1,970,681	3,743,411
Distributions to shareholders from net investment income	(1,937,724)	(3,816,361)
Distributions to shareholders from net realized gain	-	(1,435,118)
Total distributions	(1,937,724)	(5,251,479)
Share transactions - net increase (decrease)	48,959,625	(859,288,820)
Total increase (decrease) in net assets	48,992,582	(860,796,888)

Net Assets
Beginning of period	2,212,267,219	3,073,064,107
End of period	$ 2,261,259,801	$ 2,212,267,219

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.002	.007	.030	.051
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.001	.002	.007	.030	.051
Distributions from net investment income	(.001)	(.002)	(.007)	(.030)	(.051)
Distributions from net realized gain	-	(.001)	-	-	-
Total distributions	(.001)	(.002) E	(.007)	(.030)	(.051)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A, B	.11%	.24%	.72%	3.02%	5.21%
Ratios to Average Net Assets C
Expenses before reductions	.26%	.27%	.31%	.29%	.32%
Expenses net of fee waivers, if any	.26%	.26%	.31%	.29%	.32%
Expenses net of all reductions	.26%	.26%	.31%	.29%	.32%
Net investment income (loss)	.11%	.18%	.76%	2.95%	5.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 972,295	$ 1,008,008	$ 1,765,198	$ 2,391,641	$ 1,708,689

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

E Total distributions of $.002 per share is comprised of distributions from net investment income of $.0018 and distributions from net realized gain of $.0006 per share.

Financial Highlights - Service Class

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	.001	.006	.029	.050
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	.001	.006	.029	.050
Distributions from net investment income	- D	(.001)	(.006)	(.029)	(.050)
Distributions from net realized gain	-	(.001)	-	-	-
Total distributions	- D	(.001) E	(.006)	(.029)	(.050)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A, B	.03%	.14%	.62%	2.92%	5.10%
Ratios to Average Net Assets C
Expenses before reductions	.36%	.37%	.41%	.39%	.43%
Expenses net of fee waivers, if any	.34%	.36%	.41%	.39%	.43%
Expenses net of all reductions	.34%	.36%	.41%	.39%	.43%
Net investment income (loss)	.03%	.08%	.66%	2.84%	4.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 179,652	$ 155,272	$ 112,283	$ 94,641	$ 58,733

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

E Total distributions of $.001 per share is comprised of distributions from net investment income of $.0008 and distributions from net realized gain of $.0006 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	.005	.027	.048
Net realized and unrealized gain (loss)	- E	.001 C	- E	- E	- E
Total from investment operations	- E	.001	.005	.027	.048
Distributions from net investment income	- E	- E	(.005)	(.027)	(.048)
Distributions from net realized gain	-	(.001)	-	-	-
Total distributions	- E	(.001)	(.005)	(.027)	(.048)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A, B	.01%	.07%	.47%	2.76%	4.95%
Ratios to Average Net Assets D
Expenses before reductions	.51%	.51%	.56%	.54%	.57%
Expenses net of fee waivers, if any	.36%	.43%	.55%	.54%	.57%
Expenses net of all reductions	.36%	.43%	.55%	.54%	.57%
Net investment income (loss)	.01%	.01%	.51%	2.70%	4.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 171,208	$ 182,521	$ 135,695	$ 125,127	$ 91,095

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

Financial Highlights - Investor Class

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.002	.007	.030	.050
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.001	.002	.007	.030	.050
Distributions from net investment income	(.001)	(.002)	(.007)	(.030)	(.050)
Distributions from net realized gain	-	(.001)	-	-	-
Total distributions	(.001)	(.002) E	(.007)	(.030)	(.050)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A, B	.09%	.22%	.70%	3.00%	5.15%
Ratios to Average Net Assets C
Expenses before reductions	.28%	.29%	.33%	.32%	.38%
Expenses net of fee waivers, if any	.28%	.28%	.33%	.32%	.38%
Expenses net of all reductions	.28%	.28%	.33%	.32%	.37%
Net investment income (loss)	.09%	.16%	.73%	2.92%	5.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 938,104	$ 866,466	$ 1,059,888	$ 1,709,183	$ 1,291,231

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

E Total distributions of $.002 per share is comprised of distributions from net investment income of $.0016 and distributions from net realized gain of $.0006 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2011

1. Organization.

VIP Money Market Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. As of December 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax Cost	$ 2,316,558,886

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 30,893
Capital loss carryforward	$ (39,941)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2018	$ (39,941)

The tax character of distributions paid was as follows:

	December 31, 2011	December 31, 2010
Ordinary Income	$ 1,937,724	$ 5,251,479

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement, if any, are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average balance during the period for which reverse repurchase agreements were outstanding subject to interest amounted to $5,749,625. The weighted average interest rate was .01% on such amounts. At period end, there were no reverse repurchase agreements outstanding.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The annualized group fee rate averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $1,299,544 or an annual rate of .06% of the Fund's average net assets. For the period, the Fund's total annual management fee rate was .17% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 162,215
Service Class 2	447,289
$ 609,504

During the period, FMR or its affiliates waived a portion of these fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .09% of average net assets. In addition, FIIOC receives an asset-based fee of .0045% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. FIIOC voluntarily agreed to waive this fee for the period August 1, 2011 through December 31, 2011 (see Expense Reductions note). For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 723,866
Service Class	117,866
Service Class 2	128,622
Investor Class	893,672
$ 1,864,026

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of fees waived for each class, including transfer agent fees, was as follows:

Initial Class	$ 19,337
Service Class	33,780
Service Class 2	271,181
Investor Class	18,413
$ 342,711

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $114.

Annual Report

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2011	2010
From net investment income
Initial Class	$ 1,073,073	$ 2,241,681
Service Class	45,215	114,500
Service Class 2	17,894	17,461
Investor Class	801,542	1,442,719
Total	$ 1,937,724	$ 3,816,361
From net realized gain
Initial Class	$ -	$ 643,669
Service Class	-	97,843
Service Class 2	-	116,174
Investor Class	-	577,432
Total	$ -	$ 1,435,118

7. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

Years ended December 31,	2011	2010
Initial Class Shares sold	566,357,635	500,505,951
Reinvestment of distributions	1,068,637	2,885,262
Shares redeemed	(603,145,746)	(1,259,773,624)
Net increase (decrease)	(35,719,474)	(756,382,411)
Service Class Shares sold	235,677,935	220,852,470
Reinvestment of distributions	44,874	212,335
Shares redeemed	(211,341,954)	(178,018,545)
Net increase (decrease)	24,380,855	43,046,260
Service Class 2 Shares sold	126,169,946	177,430,565
Reinvestment of distributions	17,847	133,634
Shares redeemed	(137,498,994)	(130,671,136)
Net increase (decrease)	(11,311,201)	46,893,063
Investor Class Shares sold	880,895,548	646,993,299
Reinvestment of distributions	797,833	2,020,122
Shares redeemed	(810,083,936)	(841,859,153)
Net increase (decrease)	71,609,445	(192,845,732)

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 61% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund V and the Shareholders of VIP Money Market Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VIP Money Market Portfolio (a fund of Variable Insurance Products Fund V) at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the VIP Money Market Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 10, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 429 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2007

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2007

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Robert P. Brown (48)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds and Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present). Mr. Brown also serves as President, Money Market Group of FMR (2010-present), Managing Director of Research, Director of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (50)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 3.70% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Money Market Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of Initial Class and Service Class 2 of the fund and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Initial Class and Service Class 2 show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

VIP Money Market Portfolio

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Initial Class of the fund was in the first quartile for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. The Board also recognized that the income-based component of the fund's management fee varies depending on the level of the fund's monthly gross income, providing for higher fees at higher income levels, and for lower fees at lower income levels.

VIP Money Market Portfolio

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Initial Class, Investor Class, and Service Class ranked below its competitive median for 2010 and the total expense ratio of Service Class 2 ranked equal to its competitive median for 2010. The Board also noted that Investor Class has higher transfer agent fees than traditional variable annuity classes because it is designed for lower cost annuity products, where the majority of servicing costs are incorporated into the funds' total expense ratios rather than being paid at the annuity level. The Board considered that Fidelity has been voluntarily waiving part or all of the 12b-1 fees, transfer agent fees, and/or management fees to maintain a minimum yield, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agents

Fidelity Investments Institutional Operations Company Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPMM-ANN-0212
1.701157.114

Item 2. Code of Ethics

As of the end of the period, December 31, 2011, Variable Insurance Products Fund V (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Money Market Portfolio (the "Fund"):

Services Billed by PwC

December 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Money Market Portfolio	$45,000	$-	$2,000	$2,600

December 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Money Market Portfolio	$49,000	$-	$2,000	$3,100

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by PwC

	December 31, 2011A	December 31, 2010A
Audit-Related Fees	$3,845,000	$2,505,000
Tax Fees	$-	$-
All Other Fees	$-	$510,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	December 31, 2011 A	December 31, 2010 A
PwC	$5,055,000	$5,015,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for the Fund provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 23, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 23, 2012